FAIR VALUE MEASUREMENTS (Details) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Investments held in Trust Account			$ 29,725,574	$ 117,320,973	$ 29,029,416
Transfer of assets and liabilities between level 1 and level 2	$ 0	$ 0	0	0	0
Transfer of assets into level 3	0	0	0	0	0
Transfer of assets out of level 3	0	0	0	0	0
Transfer of liabilities into level 3	0	0	0	0	0
Transfer of liabilities out of level 3	$ 0	$ 0	0	0	0
Money market mutual fund
FAIR VALUE MEASUREMENTS
Investments held in Trust Account				29,029,416	29,029,416
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Investments held in Trust Account			$ 29,725,574	$ 29,029,416	$ 29,029,416